Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components of Income Tax Expense

The components of income tax (benefit) expense for the three years ended December 31 were:

(Dollars in thousands)	Years Ended December 31,
	2018	2017	2016
Current tax (benefit) expense	$(563)	$379	$499
Deferred tax expense	(96)	681	320
Total tax (benefit) expense	$(659)	$1,060	$819

Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax (benefit) expense computed at 21% in 2018 and 34% in both 2017 and 2016 to the income tax expense included in the consolidated statements of income follows:

(Dollars in thousands)	Years Ended December 31,
	2018	2017	2016
Income before income taxes	$5,245	$5,597	$5,975
Statutory tax rate	21.0%	34.0%	34.0%
Federal tax at statutory rate	1,101	1,903	2,032
Tax-exempt interest	(271)	(443)	(427)
Net earnings on BOLI	(50)	(75)	(84)
Gain from life insurance proceeds	-	-	(124)
Dividend from unconsolidated subsidiary	(10)	(17)	(15)
Stock-based compensation	19	24	23
Federal tax credits	(901)	(722)	(572)
Merger and acquisition expenses	33	-	-
Tax reform adjustment	-	416	-
Defined benefit prior year contribution, net of
other PTR adjustments	(198)	-	-
Basis difference related to LCB investment
prior to acquisition	(406)	-	-
Other permanent differences	24	(26)	(14)
Total tax (benefit) expense	$(659)	$1,060	$819
Effective tax rate	(12.6)%	18.9%	13.7%

Schedule of Deferred Tax Assets and Liabilities

The components giving rise to the net deferred tax asset are detailed below:

(Dollars in thousands)	Years Ended December 31,
	2018	2017
Deferred Tax Assets:
Allowance for loan losses	$494	$369
Deferred directors' compensation	345	338
Employee and director benefits	309	320
Qualified pension liability	78	512
Unrealized losses on securities available for sale	655	439
Unrealized loss from securities impairment	34	37
Investment in low income housing project	142	141
Fair value adjustments to acquired assets and liabilities	293	168
Tax credit carryforward	225	75
Valuation reserves on other real estate owned	1	1
Other	1	-
Total deferred tax assets	2,577	2,400

Deferred Tax Liabilities:
Depreciation	(445)	(345)
Equity income from unconsolidated subsidiary	-	(368)
Loan origination costs	(384)	(340)
Prepaid expense	(229)	(230)
Annuity earnings	(56)	(52)
Fair value of mortgage servicing rights	(42)	(47)
Intangible assets	(68)	(18)
Goodwill	(353)	(324)
Other	-	(24)
Total deferred tax liabilities	(1,577)	(1,748)
Net deferred tax asset included in other assets	$1,000	$652